Derivatives and Fair Value Disclosures - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 673,979
Reclassification adjustment	(84,966)
Ending balance	(2,259,043)	$ 673,979
Cash Flow Hedge Gain Loss To Be Reclassified During Next Twelve Months	60,954
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	673,979	617,895	$ 25,435
Effective portion of changes in fair value of interest swap contracts	(2,848,056)	56,084	592,460
Reclassification adjustment	(84,966)
Ending balance	$ (2,259,043)	$ 673,979	$ 617,895